SMITH BARNEY/TRAVELERS SERIES FUND INC.

                       Supplement dated October 6, 1995

     The following information supplements the information set forth in the
Prospectus dated December 31, 1994, which is hereby incorporated in its entirety.

                             FINANCIAL HIGHLIGHTS
============================================================
====================

        The following schedules of each of the portfolios within the Smith
Barney/Travelers Series Fund Inc. presented for the six months ended April 30,
1995 is unaudited. The 1994 financial statements and the independent auditors' report thereon appear in the October 31, 1994 Annual Report to Shareholders.

For a share of each capital stock outstanding throughout the period:

                                                       Smith
Barney            Smith Barney
                                                      Income
& Growth      International Equity
              1995 (1)
Portfolio              Portfolio
              --------                                ------
---------      --------------------
Net Asset Value, Beginning of Period                     $
10.14                $   10.55
                                                         ---
----                ---------
Income From Investment Operations:
     Net investment income
0.10(2)                 (0.02)
     Net realized and unrealized gain on investment
0.74                    (0.92)
                                                         ---
----                ---------
        Total Income from Investment Operations
0.84                    (0.94)
                                                         ---
----                ---------
Less Distributions:
     Dividends from net investment income
(0.06)                       -
                                                         ---
----                ---------
        Total Distributions
(0.06)                       -
                                                         ---
----                ---------
Net Asset Value, End of Period                           $
10.92                $    9.61
                                                         ---
----                ---------
Total Return
8.30%++                 (8.91)%++
                                                         ---
----                ---------
Net Assets, End of Period (000's)
$14,913                $  26,369
                                                         ---
----                ---------
Ratios to Average Net Assets:
     Expenses
0.75%+(2)                1.10%+
     Net investment income
3.26 +                  (0.65)+
                                                         ---
----                ---------
Portfolio Turnover Rate
9.75%                    6.91%

=======                =========

(1)  For the six months ended April 30, 1995 (unaudited).
(2) The Manager has waived all or part of its fees for the period. If such fees were not waived, the per share decrease in net investment income and the ratio of expenses to average net assets would have been $0.01 and 1.18%
     (annualized), respectively.
(+)  Annualized.
(++) Total Return is not annualized as it may not be representative of the total return for the year.


For a share of each capital stock outstanding throughout the period:

                                                       Smith
Barney            Smith Barney
                                                        High
Income            Money Market
              1995 (1)
Portfolio              Portfolio
              --------                                 -----
-------            ------------
Net Asset Value, Beginning of Period                     $
10.07                $    1.00
                                                         ---
----                ---------
Income From Investment Operations:
     Net investment income (2)
0.52                     0.03
     Net realized and unrealized gain on investments
0.13                        -
                                                         ---
----                ---------
        Total Income from Investment Operations
0.65                     0.03
                                                         ---
----                ---------
Less Distributions:
     Dividends from net investment income
(0.22)                   (0.03)
                                                         ---
----                ---------
        Total Distributions
(0.22)                   (0.03)
                                                         ---
----                ---------
Net Asset Value, End of Period                           $
10.50                $    1.00
                                                         ---
----                ---------
Total Return
6.49%++                  2.57%++
                                                         ---
----                ---------
Net Assets, End of Period (000's)                        $
6,925                $  13,892
                                                         ---
----                ---------
Ratios to Average Net Assets:
     Expenses (2)
0.64%+                   0.68%+
     Net investment income
9.99 +                   5.16 +
                                                         ---
----                ---------
Portfolio Turnover Rate
13.85%                       -

=======                =========

(1)  For the six months ended April 30, 1995 (unaudited).
(2) The Manager has waived all or part of its fees for the period and reimbursed the Smith Barney High Income Portfolio for
$6,416 in expenses.
     If such fees were not waived and expenses not reimbursed, the per share decrease in net investment income and the ratio of expenses to average net assets would have been $0.01 and 1.66% (annualized), respectively, for the
     Smith Barney High Income Portfolio and $0.002 and 0.98%
(annualized),
     respectively, for the Smith Barney Money Market
Portfolio.
(+)  Annualized.
(++) Total Return is not annualized as it may not be representative of the total return for the year.